TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets [Line Items]
Net operating loss carryforwards	$ 5,104	$ 4,627
Allowances, reserves and intangible assets	1,826	1,080
Deferred tax assets before valuation allowance	6,930	5,707
Less - valuation allowance	(4,107)	(3,570)
Deferred tax assets, net	$ 2,823	$ 2,137